Business Combinations - Additional Information (Detail)	6 Months Ended
	Dec. 31, 2020 EUR (€)	Jul. 14, 2020 EUR (€)	Sep. 21, 2020 EUR (€)	Jul. 20, 2020 EUR (€)	Jul. 20, 2020 USD ($)	Mar. 09, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Sep. 02, 2019 EUR (€)	Apr. 11, 2019 EUR (€)
Statement [line items]
Loss reported until acquisition date		€ (210,000)
Profit reported since acquisition	€ 1,254,000
Arrival L T U A B [Member]
Statement [line items]
Percentage of voting equity interests acquired		100.00%
Cash transferred		€ 2,500
Cash and cash equivalents recognised as of acquisition date		59,000
Consideration transferred		3,000
Arrival Solutions Germany GmbH [Member]
Statement [line items]
Cash transferred						€ 25,000
Roborace Inc [Member]
Statement [line items]
Cash transferred				€ 8,700	$ 10,000
Cash and cash equivalents recognised as of acquisition date			€ 39,000
Retained earnings recognized as of acquisition date				€ 666,000
Roborace Ltd [Member]
Statement [line items]
Cash and cash equivalents recognised as of acquisition date			55,000
Retained earnings recognized as of acquisition date		€ 57,943,000
Contributions to share premium			€ 57,000
Arrival M Ltd [Member]
Statement [line items]
Consideration transferred									€ 3,322,000
Arrival R Ltd [Member]
Statement [line items]
Consideration transferred								€ 61,134,000
Arrival U S A Inc [Member]
Statement [line items]
Consideration transferred								€ 4,515,000
K Cybernation S.à r.l. and K Robolife S.à r.l. [Member]
Statement [line items]
Amount due to related party							€ 68,971,000